CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Stock, Net of Discount	Common Stock	Treasury Stock	Additional Paid-In Capital From Common Stock	Accumulated Other Comprehensive Income (Loss), Net	Retained Earnings	Comprehensive Income
BALANCE at Sep. 30, 2008	$ 82,360,506	$ 0	$ 130,687	$ (19,050,498)	$ 51,987,198	$ (97,394)	$ 49,390,513
Comprehensive Income:
Net income	5,076,962						5,076,962	5,076,962
Change in unrealized gain (loss) on investment securities, net of tax	477,849					477,849		477,849
Realized gain on sales of investment securities included in net income, net of tax	(187,682)					(187,682)		(187,682)
Comprehensive income	5,367,129					290,167	5,076,962	5,367,129
Preferred stock and common stock warrant issued	32,501,768	30,334,273			2,167,495
Common stock dividends ($0.38 per share)	(3,922,623)						(3,922,623)
Preferred stock dividends	(944,506)						(944,506)
Accretion of discount on preferred stock		320,787					(320,787)
Stock options exercised	105,949			97,238	8,711
Stock option and award expense	491,124				491,124
Common stock issued under dividend reinvestment plan (110,184 and 132,138 shares for the year ended 2010 and 2009 respectively)	785,669			539,255	246,414
Restricted common stock issued (48,400 and 24,327 shares for the year ended 2010 and 2009 respectively)				99,278	(99,278)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (11,655 and 6,873 shares for the year ended 2010 and 2009 respectively)	(54,972)			(54,972)
Purchase of equity trust shares from Treasury, net (43,955, 43,553 and 77,084 shares for the year ended 2011, 2010 and 2009 respectively)	(441,753)			(441,753)
Distribution of equity trust shares (75,391, 33,742 and 19,918 shares for the year ended 2011, 2010 and 2009 respectively)				267,279	(267,279)
Amortization of equity trust expense	740,879				740,879
Tax benefit (cost) from release of equity shares	(41,315)				(41,315)
Excess tax benefit from stock-based compensation	13,515				13,515
BALANCE at Sep. 30, 2009	116,961,370	30,655,060	130,687	(18,544,173)	55,247,464	192,773	49,279,559
Comprehensive Income:
Net income	3,292,787						3,292,787	3,292,787
Change in unrealized gain (loss) on investment securities, net of tax	(154,939)					(154,939)		(154,939)
Comprehensive income	3,137,848					(154,939)	3,292,787	3,137,848
Preferred stock and common stock warrant issued		0
Common stock dividends ($0.38 per share)	(4,053,659)						(4,053,659)
Preferred stock dividends	(1,626,900)						(1,626,900)
Accretion of discount on preferred stock		433,000					(433,000)
Stock options exercised	196,829			297,504	(100,675)
Stock option and award expense	555,086				555,086
Common stock issued under dividend reinvestment plan (110,184 and 132,138 shares for the year ended 2010 and 2009 respectively)	707,033			429,901	277,132
Common stock issued under equity trust plan (228,761 shares)				(548,699)	548,699
Restricted common stock issued (48,400 and 24,327 shares for the year ended 2010 and 2009 respectively)				197,520	(197,520)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (11,655 and 6,873 shares for the year ended 2010 and 2009 respectively)	(78,374)			(78,374)
Purchase of equity trust shares from Treasury, net (43,955, 43,553 and 77,084 shares for the year ended 2011, 2010 and 2009 respectively)	(181,552)			(219,785)	38,233
Distribution of equity trust shares (75,391, 33,742 and 19,918 shares for the year ended 2011, 2010 and 2009 respectively)				401,524	(401,524)
Amortization of equity trust expense	800,434				800,434
Tax benefit (cost) from release of equity shares	(66,224)				(66,224)
Excess tax benefit from stock-based compensation	1,390				1,390
BALANCE at Sep. 30, 2010	116,353,281	31,088,060	130,687	(18,064,582)	56,702,495	37,834	46,458,787
Comprehensive Income:
Net income	8,064,777						8,064,777	8,064,777
Change in unrealized gain (loss) on investment securities, net of tax	(37,524)					(37,524)		(37,524)
Comprehensive income	8,027,253					(37,524)	8,064,777	8,027,253
Preferred stock and common stock warrant issued		0
Common stock dividends ($0.38 per share)	(4,177,009)				(4,202)		(4,172,807)
Preferred stock dividends	(1,626,900)						(1,626,900)
Accretion of discount on preferred stock		439,116					(439,116)
Stock options exercised	193,955			117,765	76,190
Stock option and award expense	590,457				590,457
Common stock issued under dividend reinvestment plan (110,184 and 132,138 shares for the year ended 2010 and 2009 respectively)	(27,399)				(27,399)
Common stock issued under employee compensation plans, net (56,681 shares)	(29,389)			(116,499)	87,110
Purchase of equity trust shares from Treasury, net (43,955, 43,553 and 77,084 shares for the year ended 2011, 2010 and 2009 respectively)	446,684				446,684
Distribution of equity trust shares (75,391, 33,742 and 19,918 shares for the year ended 2011, 2010 and 2009 respectively)				682,526	(682,526)
Amortization of equity trust expense	355,179				355,179
Tax benefit (cost) from release of equity shares	(49,227)				(49,227)
Excess tax benefit from stock-based compensation	113,301				113,301
BALANCE at Sep. 30, 2011	$ 120,170,186	$ 31,527,176	$ 130,687	$ (17,380,790)	$ 57,608,062	$ 310	$ 48,284,741